Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	1.37%	4.92%	(12.99%)
Monarch Blue Chips Core Index ETF | Monarch Blue Chips Core Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	18.91%	22.43%	(20.31%)
Monarch ProCap Index ETF | Monarch ProCap Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	8.27%	10.53%	(9.31%)